OTHER RECEIVABLES AND PREPAYMENTS (Details Textual) - USD ($)	Dec. 31, 2021	Jun. 07, 2021	Dec. 31, 2020
Disclosure of Other Receivables and Prepayments [Abstract]
Loan receivables	$ 613,000	$ 600,000	$ 1,229,000
LIBOR Interest Rate	3.50%
Interest rate receivable on loans in case of delayed payments	2.00%
Loan receivables period for which maturity has been extended	6 years
Loan receivable revised maturity date	Jun. 04, 2022